PROPERTY AND EQUIPMENT, NET (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 34,588	$ 28,407
Less: accumulated depreciation and amortization	(25,672)	(25,228)
Property and equipment, net	8,916	3,179
Depreciation expenses	2,070	1,644	$ 1,954
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,448	6,449
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,081	2,407
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,586	7,078
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 12,473	$ 12,473